Equity - Summary Of Treasury Stock (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 KRW (₩) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 KRW (₩) shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	728,060,549	728,060,549
Balance at beginning	₩ (31,627,342)	$ (24,498,329)	₩ (28,805,103)		₩ (26,725,845)
Acquisition, Book Value | ₩					3,819
Ending balance, Number of shares	751,949,461	751,949,461	728,060,549	728,060,549
Balance at end	₩ (33,397,490)	$ (25,869,473)	₩ (31,627,342)	$ (24,498,329)	₩ (28,805,103)
Treasury shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares	343,991	343,991	343,991	343,991	2
Balance at beginning | ₩	₩ 3,819		₩ 3,819		₩ 0
Acquisition, Number of shares	13,552,312	13,552,312	0	0	343,989
Acquisition, Book Value | ₩	₩ 157,222		₩ 0		₩ 3,819
Disposal and others, Number of shares	(10,468,806)	(10,468,806)	0	0	0
Disposal and others, Book value | ₩	₩ (121,693)		₩ 0		₩ 0
Ending balance, Number of shares	3,427,497	3,427,497	343,991	343,991	343,991
Balance at end | ₩	₩ 39,348		₩ 3,819		₩ 3,819